Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Household Durables – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	8,806	$ 3,011
TOTAL COMMON STOCKS (Cost $1,887,387)		$3,011

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 3.83%
Federal Home Loan Mortgage Corporation – 1.40%
Pool G1-8578 3.000%, 12/1/2030	$888,710	$ 932,563
Pool SD-8001 3.500%, 7/1/2049	977,791	1,031,167
Pool SD-8003 4.000%, 7/1/2049	529,074	562,518
		2,526,248
Federal National Mortgage Association – 2.43%
Pool AL9865 3.000%, 2/1/2047	706,278	740,798
Pool AS6201 3.500%, 11/1/2045	385,069	412,871
Pool BN6683 3.500%, 6/1/2049	800,446	844,524
Pool CA1624 3.000%, 4/1/2033	1,224,159	1,288,017
Pool MA3687 4.000%, 6/1/2049	1,051,384	1,117,333
		4,403,543
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $6,645,900)		$6,929,791
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 2.946%, 10/25/2036(b)	$ 1,584	$ 1,489
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $1,584)		$1,489
US GOVERNMENTS – 32.09%
Sovereign – 32.09%
United States Treasury Bond
4.750%, 2/15/2037	$19,535,000	$ 27,765,645
3.500%, 2/15/2039	19,250,000	24,210,635

United States Treasury Note 2.375%, 5/15/2029	5,635,000	6,011,180
TOTAL US GOVERNMENTS (Cost $53,323,641)		$57,987,460
CORPORATE BONDS – 59.71%
Automobiles – 2.01%
Ford Motor Credit Co. LLC
3.350%, 11/1/2022	$1,925,000	$ 1,949,062
3.375%, 11/13/2025	1,625,000	1,688,245
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

	Principal Amount	Value

		3,637,307
Banks – 9.52%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 12/31/2049(c)	$2,900,000	$ 2,885,500
JPMorgan Chase & Co. 3.599% (3M LIBOR + 3.470%), Perpetual(c)	6,083,000	6,113,415
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(c)	8,525,000	8,209,862
		17,208,777
Commercial Services & Supplies – 5.93%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	2,925,000	3,033,167
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	3,620,000	3,886,685
6.250%, 1/15/2028(d)	3,635,000	3,789,487

		10,709,339
Consumer Products – 6.91%
Avon Products, Inc. 6.500%, 3/15/2023	5,925,000	6,213,844
Coty, Inc. 5.000%, 4/15/2026(d)	2,540,000	2,616,276
Travel + Leisure Co. 6.625%, 7/31/2026(d)	3,295,000	3,653,628
		12,483,748
Containers & Packaging – 1.15%
Sealed Air Corp. 4.000%, 12/1/2027(d)	1,990,000	2,073,839
Electric Utilities – 2.44%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	2,930,000	2,960,690
FirstEnergy Corp. 7.375%, 11/15/2031	1,075,000	1,450,605
		4,411,295
Food, Beverage & Tobacco – 2.11%
Pilgrim's Pride Corp.
5.875%, 9/30/2027(d)	720,000	760,277
4.250%, 4/15/2031(d)	2,905,000	3,050,250

		3,810,527
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

	Principal Amount	Value
Health Care Facilities & Services – 2.72%
Tenet Healthcare Corp. 4.875%, 1/1/2026(d)	$4,780,000	$ 4,909,681
Homebuilders – 3.51%
PulteGroup, Inc. 5.500%, 3/1/2026	3,920,000	4,457,118
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,887,413
		6,344,531
Media – 1.86%
Charter Communications Operating LLC 4.908%, 7/23/2025	1,325,000	1,458,170
Netflix, Inc. 4.375%, 11/15/2026	1,725,000	1,910,438
		3,368,608
Oil, Gas & Consumable Fuels – 8.06%
BP Capital Markets Plc 3.506%, 3/17/2025	3,375,000	3,593,233
Continental Resources, Inc.
4.500%, 4/15/2023	1,845,000	1,901,217
4.375%, 1/15/2028	1,105,000	1,194,560

Occidental Petroleum Corp. 3.500%, 6/15/2025	1,705,000	1,746,355
Range Resources Corp.
4.875%, 5/15/2025	4,925,000	5,085,062
9.250%, 2/1/2026	970,000	1,045,459

		14,565,886
Technology – 5.23%
MicroStrategy, Inc. 0.000%, 2/15/2027(d)	4,645,000	3,350,439
VMware, Inc.
4.500%, 5/15/2025	1,430,000	1,557,808
3.900%, 8/21/2027	4,176,000	4,549,364

		9,457,611
Telecommunications – 7.13%
AT&T, Inc. 3.000%, 6/30/2022	5,235,000	5,274,888
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(d)	1,988,000	2,191,670
Telecom Italia Capital SA 6.375%, 11/15/2033	3,626,000	3,904,477
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

	Principal Amount	Value
T-Mobile USA, Inc. 4.750%, 2/1/2028	$1,435,000	$ 1,510,337
		12,881,372
Transportation & Logistics – 1.13%
Allison Transmission, Inc. 4.750%, 10/1/2027(d)	1,955,000	2,036,133
TOTAL CORPORATE BONDS (Cost $104,143,806)		$107,898,654
ASSET BACKED SECURITIES – 2.75%
Student Loan – 2.75%
SLM Private Credit Student Loan Trust Series 2004-B, 0.633%, (3M LIBOR + 0.430%), 9/15/2033(c)	$1,500,000	$ 1,467,840
SLM Private Credit Student Loan Trust Series 2005-A, 0.513%, (3M LIBOR + 0.310%), 12/15/2038(c)	1,442,325	1,417,568
SLM Private Credit Student Loan Trust Series 2006-A, 0.493%, (3M LIBOR + 0.290%), 6/15/2039(c)	2,142,176	2,090,194
TOTAL ASSET BACKED SECURITIES (Cost $4,747,337)		$4,975,602
FOREIGN ISSUER BONDS – 0.56%
Telecommunications – 0.56%
SoftBank Group Corp., 4.750%, 9/19/2024	$980,000	$ 1,003,621
TOTAL FOREIGN ISSUER BONDS (Cost $1,014,923)		$1,003,621

	Shares	Value
SHORT-TERM INVESTMENTS – 0.55%
Money Market Funds – 0.55%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	992,289	$ 992,289
TOTAL SHORT-TERM INVESTMENTS (Cost $992,289)		$992,289
Total Investments (Cost $172,756,867) – 99.49%		$179,791,917
Other Assets in Excess of Liabilities – 0.51%		920,933
Total Net Assets – 100.00%		$180,712,850

Percentages are stated as a percent of net assets.

LIBOR London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,312,222 which represented 21.20% of the net assets of the Fund.
(e)	The rate shown is the annualized seven day yield as of December 31, 2021.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and marketbased yield spreads for each tranche, current market data and packaged collateral performance, as

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.
Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of December 31, 2021.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of December 31, 2021, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Common Stocks	$3,011	$—	$—	$3,011
Asset Backed Securities	—	4,975,602	—	4,975,602
Corporate Bonds	—	107,898,654	—	107,898,654
Government Securities	—	57,987,460	—	57,987,460
Foreign Issuer Bonds	—	1,003,621	—	1,003,621
Mortgage Backed Securities	—	6,931,280	—	6,931,280
Short-Term Investments	992,289	—	—	992,289
Total Investments in Securities	$995,300	$178,796,617	$—	$179,791,917
There were no Level 3 securities in the Fund at the beginning or the end of the period ended December 31, 2021.
NOTE 3–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.